Convertible Preferred Stock and Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Convertible Preferred Stock and Equity
NOTE 7. CONVERTIBLE PREFERRED STOCK AND EQUITY
Preferred Stock
The Company is authorized to issue 50,000 shares of $0.0001 par value preferred stock.
As discussed in Note 1, the Company has retroactively adjusted the shares issued and outstanding prior to August 24, 2021 to give effect to the Exchange Ratio to determine the number of shares of common stock into which they were converted.
Prior to the Business Combination, Legacy SmartRent had shares of $0.00001 par value Series Seed, Series A, Series B, Series
B-1,
Series C, and Series
C-1
preferred stock outstanding, all of which were convertible into shares of common stock of Legacy SmartRent on a 1:1 basis, subject to certain anti-dilution protections. Upon the closing of the Business Combination, the outstanding shares of preferred stock were converted into Common Stock of the Company based on the Exchange Ratio of 4.8846.

The original issuance price per share of Legacy SmartRent’s authorized, issued and outstanding preferred stock follows as of August 24, 2021.

Issue Date	Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Liquidation Preference
March 2018	Seed	4,707	4,707	$1.0000	$4,707
September 2018	A	4,541	4,541	$1.1011	5,000
May 2019	B-1	508	508	$4.9767	2,527
May 2019	B	5,425	5,425	$6.2209	33,750
March 2020	C-1	761	761	$10.0223	7,624
March - May 2020; March 2021	C	8,874	8,874	$10.4236	92,468

		24,816	24,816		$146,076

The original issuance price per share of the Company’s authorized, issued and outstanding preferred stock follows as of December 31, 2020.

Issue Date	Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Liquidation Preference
March 2018	Seed	4,707	4,707	$1.0000	$4,707
September 2018	A	4,541	4,541	$1.1011	5,000
May 2019	B-1	508	508	$4.9767	2,527
May 2019	B	5,425	5,425	$6.2209	33,750
March 2020	C-1	761	761	$10.0223	7,624
March - May 2020	C	5,756	5,516	$10.4236	57,500

		21,698	21,458		$111,108

Upon the closing of the Business Combination, 24,816 outstanding shares of preferred stock were converted into 121,214 shares of Common Stock at the Exchange Ratio of 4.8846.
During the year ended December 31, 2021, Legacy SmartRent issued an additional 3,358 shares of Series C preferred stock through two tranches that closed in February and March 2021. The Series C preferred stock was issued in exchange for $35,000 gross cash proceeds. Expenses in connection with the issuance of the Series C preferred stock were $207, resulting in net cash proceeds of $34,793.
During the year ended December 31, 2020, Legacy SmartRent issued 5,516 shares of Series C preferred stock through three tranches that closed in March, April and May 2020. The Series C preferred stock was issued in exchange for $57,500 gross cash proceeds. Expenses in connection with the issuance of the Series C preferred stock were $61, resulting in net cash proceeds of $57,439. During the year ended December 31, 2020, the Company also issued 761 shares of Series
C-1
preferred stock by redeeming two subordinated convertible notes originally issued in December 2019 and February 2020.
In March 2018, in connection with Legacy SmartRent’s conversion from a limited liability company to corporation, the founders of Legacy SmartRent exchanged their member interests for aggregate total of 1,800 shares of common stock and 4,252 shares of

Series Seed preferred stock. After conversion to a corporation in March 2018, in connection with the Series Seed preferred stock financing, Legacy SmartRent and its Chief Executive Officer (“CEO”) entered into a stock restriction agreement, whereby certain restrictions and vesting conditions were placed on 1,080 of the CEO’s common stock shares to vest in 30 equal monthly installments, on each monthly anniversary from the effective date of the stock restriction agreement. As of December 31, 2020, no amounts related to this agreement remained unamortized. As of December 31, 2020, the CEO owned 996 shares of common stock related to this transaction which were vested and owned outright. As part of the Business Combination on August 24, 2021, these shares converted to 4,865 shares of Common Stock using the Exchange Ratio of 4.88
46
.
Warrants
In February 2021, Legacy SmartRent issued 750 warrants to purchase Legacy SmartRent’s common stock as consideration to certain customers. The warrants are exercisable upon issuance until their expiration in February 2031 or earlier upon redemption. The number of warrants issued to these customers is dependent on the number of installed units, as defined by the warrant agreements, purchased by the customer. The fair value of the vested portion of the warrants has been recorded as additional paid in capital and contra-revenue on the accompanying Consolidated Balance Sheets and Consolidated Statements of Operations, respectively. For the year ended December 31, 2021, the Company recorded $121, as contra-revenue in the Consolidated Statement of Operations related to these warrants. As part of the Business Combination on August 24, 2021, these warrants converted to warrants to purchase 3,663 shares of Common Stock at $0.01 per share pursuant to the Exchange Ratio and remain outstanding.
In April 2020, in connection with the closing of the second tranche of the Series C preferred stock, Legacy SmartRent issued a warrant to purchase common stock to an investor who participated in the second tranche closing. The warrant represents compensation paid for marketing services to be provided and was accounted for using stock-based compensation guidance. The warrant vests based on the number of installed units attained over a measurement period, which expires in April 2023. The variability in the units earned was determined to be a performance condition and did not require classification of the warrant as a liability. Upon vesting, the warrant holder is entitled to purchase 384 fully paid and non-assessable
shares of Legacy SmartRent’s common stock at $0.01 per share, subject to adjustment pursuant to the warrant. The Company measured the fair value of the warrants using the Black-Scholes-Merton model. The Company records the associated marketing expense over the service period as the units are installed with an offset to additional paid-in-capital.
During the year ended December 31, 2021, the Company recognized $810 of sales and marketing expense related to these warrants. No expenses related to these warrants were recognized during the year ended December 31, 2020. As part of the Business Combination on August 24, 2021, these warrants converted to warrants to purchase 1,876 shares of Common Stock pursuant the Exchange Ratio. The first tranche of these warrants have vested as of December 31, 2021.
In August 2019, in connection with the Credit Facility (Note 6), Legacy SmartRent issued warrants to purchase common stock of Legacy SmartRent to the lender. The warrants were exercisable upon issuance until their expiration in August 2029 or earlier upon redemption.

The holder of the warrants, together with any successor or permitted assignee or transferee, was entitled to purchase 33 fully paid and non-assessable
shares of the Legacy SmartRent’s common stock at $2.30 per share, subject to adjustment pursuant to the warrant. The fair value of the warrants has been recorded as additional paid in capital and a reduction to the carrying value of the Term Loan Facility. The resulting discount from outstanding principal balance of the Term Loan Facility is being amortized using the effective interest rate method over the periods to maturity. Amortization of this discount is recorded as interest expense. The warrants were exercised during the year ended December 31, 2021 as discussed above (Note 6).
In March 2019, Legacy SmartRent issued a warrant to purchase common stock to the purchaser of a $2,500 convertible note. The warrant represented compensation paid for marketing services to be provided and was accounted for using stock-based compensation guidance. The warrant vested based on the number of installed units attained over a measurement period, which expired in March 2021. The variability in the units earned was determined to be a performance condition and did not require classification of the warrant as a liability. Upon vesting, the warrant holder was entitled to purchase up to 503 fully paid and non-assessable
shares of Legacy SmartRent’s common stock at $0.01 per share, subject to adjustment pursuant to the warrant. The Company measured the fair value of the warrant using the Black-Scholes-Merton model. The Company recorded the associated marketing expense over the service period as the units were installed with an offset to additional paid-in-capital.
During the year ended December 31, 2021, the Company recognized no expenses related to these warrants. During the year ended December 31, 2020, the Company recognized $342 of sales and marketing expense related to these warrants in the accompanying Consolidated Statements of Operations and Comprehensive Loss. These warrants were exercised by the holder in March 2021, which resulted in 503 shares of common stock being issued by Legacy SmartRent.